Cover	Jul. 06, 2023
Cover [Abstract]
Entity Registrant Name	WeTrade Group Inc.
Entity Central Index Key	0001784970
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Jul. 06, 2023
Entity Ex Transition Period	false
Entity Incorporation State Country Code	WY
Entity Address Address Line 1	Room 101, Level 1 Building 8
Entity Address Address Line 2	No. 18, Kechuang 10th Street
Entity Address Address Line 3	Beijing Economic and Technological Development Zone
Entity Address Country	CN
Entity Address Postal Zip Code	100020
City Area Code	86
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	135-011-76409